GOF P3 01/25

FRANKLIN FEDERAL TAX-FREE INCOME FUND
FRANKLIN TAX-FREE TRUST
SUPPLEMENT DATED JANUARY 28, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the portfolio management team for each fund listed in Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Franklin Federal Tax-Free Income Fund	September 1, 2024

FRANKLIN TAX-FREE TRUST
Franklin Federal Intermediate-Term Tax-Free Income Fund	July 1, 2024
Franklin High Yield Tax-Free Income Fund	July 1, 2024

Please retain this supplement for future reference.